Label	Element	Value
Innovator U.S. Equity 10 Buffer ETF™ - Quarterly | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $1.65 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.90%
Innovator U.S. Equity 10 Buffer ETF™ - Quarterly | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $666.17 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Innovator U.S. Equity 10 Buffer ETF™ - Quarterly | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $599.56 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator U.S. Equity 10 Buffer ETF™ - Quarterly | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $689.23 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.20%)